BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF PRESENTATION

1. BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements of National Energy Services Reunited Corp. (“NESR,” the “Company,” “we,” “our,” “us” or similar term) have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of NESR management, all adjustments considered necessary for a fair statement have been included in the accompanying unaudited interim financial statements. All intercompany transactions and balances have been eliminated in consolidation. Operating results for the six-month period ended June 30, 2024, are not necessarily indicative of the results that may be expected for the full year ending December 31, 2024. The December 31, 2023, balance sheet information has been derived from the NESR 2023 audited financial statements. For further information, refer to the Consolidated Financial Statements and notes thereto included in the NESR Annual Report on Form 20-F for the year ended December 31, 2023, filed with the Securities and Exchange Commission on April 30, 2024.